Cover - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 16, 2021	Jun. 30, 2020
Entity Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	001-37976
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 3,860,578,802
Entity Common Stock, Shares Outstanding		57,225,776
Entity Central Index Key	0001692115
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Documents Incorporated by Reference

Description	Part Into Which Incorporated
Annual Report to Stockholders for the Year Ended December 31, 2020 2021 Proxy Statement	Parts I, II, and IV Part III

Southwest Gas Corporation
Entity Information [Line Items]
Document Type	10-K
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	1-7850
Entity Registrant Name	Southwest Gas Corporation
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	88-0085720
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Central Index Key	0000092416
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false